Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 39,084
2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	39,084
2026 | Mobile Equipment | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	19,000
2026 | Mobile Equipment | Goose Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2026 | Mobile Equipment | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2026 | Other Projects | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2026 | Mill and Process Plant Optimization | Goose Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2026 | Infrastructure Upgrades | Goose Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 4,000